CONVERTIBLE DEBT (Details Textual) - USD ($) $ / shares in Units, $ in Thousands	1 Months Ended			6 Months Ended		12 Months Ended
	Jul. 31, 2013	Feb. 28, 2013	Jan. 31, 2013	Jun. 30, 2015	Jun. 30, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Debt Instrument [Line Items]
Repayment of borrowings				$ 0	$ 9
Debt Conversion, Converted Instrument, Rate						8.00%
Convertible Notes Payable, Current						$ 0	$ 124
Debt Conversion, Converted Instrument, Amount						$ 130	$ 2,712
Debt Instrument, Interest Rate, Stated Percentage				8.00%	8.00%	8.00%	8.00%
Gains (Losses) on Extinguishment of Debt						$ (1,250)	$ 0
Common Stock [Member]
Debt Instrument [Line Items]
Debt Conversion, Converted Instrument, Shares Issued			627,537
Debt Conversion, Converted Instrument, Amount						7,091	$ 0
Convertible Notes Payable [Member]
Debt Instrument [Line Items]
Debt Conversion, Original Debt, Amount						115
Debt Conversion Accrued Interest Amount						$ 14
Debt Conversion, Converted Instrument, Shares Issued						46,253
Repayment of borrowings						$ 9
Payment Of Accrued Interest Notes Payable						$ 1
Dominion Note [Member]
Debt Instrument [Line Items]
Debt Instrument, Convertible, Conversion Price			$ 15.00
Proceeds from Convertible Debt								$ 600
Debt Instrument, Interest Rate, Stated Percentage			10.00%
Senior Convertible Debentures 8 [Member]
Debt Instrument [Line Items]
Debt Conversion, Converted Instrument, Rate						8.00%	8.00%
Debt Conversion, Converted Instrument, Principal Amount						$ 3,333
Debt Conversion, Converted Instrument, Accrued Interest Amount						125
Debt Discount Written Off, Convertible Promissory Notes						$ 582
Senior Convertible Debentures 8 [Member] | Common Stock [Member]
Debt Instrument [Line Items]
Debt Conversion, Converted Instrument, Shares Issued						576,487
Restructuring Of Convertible Debentures and Related Warrants [Member]
Debt Instrument [Line Items]
Debt Conversion, Converted Instrument, Shares Issued	83,333
Convertible Notes Payable, Current		$ 375
Debt Instrument, Debt Default, Amount		375
Cashless Warrants Amount		500
Warrants Retired Amount		$ 38
Floorless Discount Percentage		66.60%
Debt Instrument Convertible Conversion Price Two		$ 2.25
Debt Conversion Convertible Instrument Shares Issuable Two		166,667
Debt Conversion Convertible Instrument Amount Three		$ 188
Debt Instrument Convertible Conversion Price Three		$ 2.25
Debt Conversion, Converted Instrument, Amount		$ 188
Restructuring Of Convertible Debentures and Related Warrants [Member] | Dominion Capital, LLC. [Member]
Debt Instrument [Line Items]
Convertible Notes Payable, Current		187
Payments Made to Acquire Promissory Notes		563
Debt Conversion Convertible Instrument Amount Two		$ 375
Maximum | Dominion Note [Member]
Debt Instrument [Line Items]
Convertible Notes Payable, Current			$ 2,000
Extended Amortization Schedule Payments Provided Amount			250
Minimum | Dominion Note [Member]
Debt Instrument [Line Items]
Convertible Notes Payable, Current			600
Extended Amortization Schedule Payments Provided Amount			$ 200